                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
                ------------------------------------------------
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY             10020
------------------------------------------------------------------------
      (Address of principal executive offices)                 (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Registrant's Schedule of Investments as of March 31, 2005 is as follows:

                                                                                          NUMBER OF       DIVIDENDS,
                                                                                           SHARES,       INTEREST AND
                                % OF                                                      PRINCIPAL/       REALIZED
                             CONTROLLED                 NAME OF ISSUE OR NATURE OF        NOTIONAL       GAINS AND
                             AFFILIATE   COST (c)(d)      INDEBTEDNESS HELD BY             AMOUNT          LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (a)       OWNED       (000S)         CONTROLLED AFFILIATE             (000S)          (000S)        (000S)
------------------------     ----------  -----------  ------------------------------  ----------------   ------------  -----------
FRIT Capital Trading LLC          100%   $   1,244    U.S. Government treasury
                                                      securities; 2.83%; sold April
                                                      2005                            $      1,500,458   $       -     $1,500,458

                                                      Repurchase agreement with
                                                      Bear, Stearns & Co. Inc.;
                                                      2.85%; repaid April 2005        $     (1,499,668)          -     (1,499,667)

Fortress Brookdale
 Acquisition LLC                   51%      33,781    Brookdale Living Communities
                                                      Inc., an owner and operator of
                                                      senior independent living
                                                      facilities; common stock                       1           -         62,539

FRIT Palazzo Due LLC              100%       1,161    Palazzo Finance Due S.p.A.
                                                      Class D Asset Backed Variable
                                                      Return Notes; due 2032          (euro)    14,348         626         13,373

FRIT Ital SL                      100%      15,554    Italfondiario SpA, an
                                                      Italian holding company,
                                                      common stock                              11,000           -         25,669

                                                      Foreign Currency Hedges (e)                   (e)        252              -

Portland Acquisition I LLC        100%      16,471    168,000 square foot building
                                                      in Portland, OR                                -           -         13,864

Fortress UK Acquisition
  Company ("FUKA")                100%      79,711    Mapeley Limited, a British
                                                      real estate operating
                                                      company, common stock                          1           -        149,846

                                                      Loan to Mapeley UK Co.;
                                                      LIBOR +2.00%; due March 2006    (pound)    1,488           -          2,998

                                                      Loan to Mapeley UK Co.;
                                                      LIBOR + 2.00%; due Feb 2005     (pound)      287           -            545

                                                      Royal Bank of Scotland swaps
                                                      related to Palazzo Due                         -       1,921              -

                                                      Restricted cash                 $          5,937          31          5,938

                                                      Foreign Currency Hedges (e)                   (e)     (2,673)             -

Ital SP Acquisition GP LLC,
  SPGP LLC, FRIT
 Ital SP Acquisition LP and
  FRIT SP LP                      100%       4,641    Undivided net interest in
                                                      approximately 7,000 Italian
                                                      defaulted secured loans on
                                                      real estate, subject to seller
                                                      financing from San Paolo IMI
                                                      in the amount of (euro) 27.8
                                                      million, bearing interest at
                                                      Euribor plus 1.10% and due
                                                      June 2006                       (euro) 1,213,100           -          4,438

NCS I LLC                          42%       3,382    NCS Holding Company, a
                                                      specialty finance company and
                                                      loan servicer, common stock                    1         843          6,251

                                                      AMRESCO real estate related
                                                      assets                                         -           -             89

FRIT PINN LLC                     100%          47    Global Signal Inc. (formerly
                                                      known as Pinnacle Holdings
                                                      Inc.), a provider of
                                                      telecommunication rental
                                                      space, common stock                       19,662       7,809        589,137

                                                      Warrants to purchase common
                                                      shares of Global Signal Inc.
                                                      at $18 per share; expire June
                                                      2014                                         644           -          8,889

                                                      Margin loan with Bank of
                                                      America; LIBOR + 3.50%; due
                                                      June 2006                       $       (160,000)     (1,846)      (158,231)

                                                      LIBOR interest rate cap at
                                                      3.00%; matures June 2006        $        160,000           -            945

Continued on Page 4

                                                                                          NUMBER OF       DIVIDENDS,
                                                                                           SHARES,       INTEREST AND
                                % OF                                                      PRINCIPAL/       REALIZED
                             CONTROLLED                 NAME OF ISSUE OR NATURE OF        NOTIONAL        GAINS AND
                             AFFILIATE   COST (c)(d)      INDEBTEDNESS HELD BY             AMOUNT           LOSSES     FAIR VALUE
CONTROLLED AFFILIATE (a)       OWNED       (000S)         CONTROLLED AFFILIATE             (000S)           (000S)       (000S)
------------------------     ----------  -----------  ------------------------------  ----------------   ------------  -----------
Ital Investment Holdings
 II LLC and Ital Tre
 Investors LP                       100%    104,455   100% net economic interest in
                                                      Palazzo Finance Quattro
                                                      Limited, an owner of
                                                      nonperforming Italian secured
                                                      loans on real estate, subject
                                                      to a (euro) 260 million loan
                                                      from Morgan Stanley, bearing
                                                      interest at Euribor plus 1.50%
                                                      and due October 2006                         -              -       107,342

                                                      Restricted cash                   $         11              -            11

                                                      Foreign Currency Hedges (e)                 (e)          (222)         (238)

FRIT BPC Acquisition LLC (f)        100%          -   AH Battery Park Owner LLC,
                                                      owner of an assisted living
                                                      facility, term loan; LIBOR +
                                                      2.70%; due December 2005          $          -         12,380             -

                                                      AH Battery Park Owner LLC
                                                      discounted, non-performing
                                                      19.50% mezzanine loan; due
                                                      December 2005                     $          -         14,158             -

                                                      GE Capital repo financing;
                                                      LIBOR+3.75% (floor 5.00%); due
                                                      December 2005                     $          -           (393)            -
                                         ----------                                                      ----------    ----------
                   Total Investments (b) $  260,447                                                      $   32,886    $  834,196
                                         ==========                                                      ==========    ==========

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $432.0 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $402.2 million (gross unrealized appreciation of $549.1 million and gross unrealized depreciation of $146.9 million).

(c)   Net of returns of capital.

(d)   Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

            Notional                                         Fair
             Amount                          Maturity       Value
             (000s)              Currency      Date         (000s)
            -------              --------    --------      -------
FRIT Ital SL
            11,000               EUR          5/2/2005     $     -
                                                           =======

Fortress UK Acquisition Company
            26,000               GBP          5/3/2005     $     -
            14,000               GBP          5/3/2005           -
                                                           -------
                                                           $     -
                                                           =======

Ital Investment Holdings II LLC
            55,366               EUR         4/29/2005     $  (238)
            54,366               EUR          5/2/2005           -
                                                           -------
                                                           $  (238)
                                                           =======

(f) FRIT continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

ITEM 2. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

ITEM 3. EXHIBITS.

(A)(1) Certification of Chief Executive Officer.

(A)(2) Certification of Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust

By: /s/ Jeffrey Rosenthal
    ----------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Wesley R. Edens
    ----------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: May 25, 2005

By: /s/ Jeffrey Rosenthal
    ------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: May 25, 2005